Property, plant and equipment - Disclosure of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	£ 630	£ 684
Additions	130	84
Depreciation charge for the year	(113)	(117)
Interest expense on lease liabilities	(21)	(26)
Lease income	390	404
Expense relating to short-term and low-value leases	(13)	(12)
Variable lease payments included in lease income	376	353
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	365	364
Additions	60	10
Depreciation charge for the year	(29)	(29)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	81	95
Additions	6	1
Depreciation charge for the year	(16)	(16)
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0	0
Additions	0	0
Depreciation charge for the year	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	184	225
Additions	64	73
Depreciation charge for the year	£ (68)	£ (72)